Accounts Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
6.	ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
Accounts receivable	2,260,070	2,984,090	434,018
Allowance for doubtful accounts	(24,686)	(94,856)	(13,796)
Accounts receivable, net	2,235,384	2,889,234	420,222

The following table presents movement of the allowance for doubtful accounts:

	As of December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Balance at the beginning of the year	21,913	19,719	24,686	3,590
Provisions	7,245	56,048	85,745	12,471
Write-offs	(9,439)	(51,081)	(15,575)	(2,265)
Balance at the end of the year	19,719	24,686	94,856	13,796